Immediate Holding Company Balances - Schedule of Directors' Remuneration (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
Related Party Transaction [Line Items]
Directors' remuneration	$ 348,607	$ 114,343	$ 140,820	$ 213,901
Andrew Khine
Related Party Transaction [Line Items]
Directors' remuneration				68,242
Shusuke Oguro
Related Party Transaction [Line Items]
Directors' remuneration				76,222
Hiroshi Ilzuka
Related Party Transaction [Line Items]
Directors' remuneration				41,857
Teo Lai Wah, Timothy
Related Party Transaction [Line Items]
Directors' remuneration	36,893	16,548	33,002	$ 27,580
Heizo Takenaka
Related Party Transaction [Line Items]
Directors' remuneration	30,000
Jean-Francois Raymond Roger Minier
Related Party Transaction [Line Items]
Directors' remuneration	17,333
Minoru Tanaka
Related Party Transaction [Line Items]
Directors' remuneration	17,500
Noriyoshi Suzuki
Related Party Transaction [Line Items]
Directors' remuneration	17,500
Masataka Matsumura
Related Party Transaction [Line Items]
Directors' remuneration	93,172
Mari Matsushita
Related Party Transaction [Line Items]
Directors' remuneration	85,561
Yuta Akakuma
Related Party Transaction [Line Items]
Directors' remuneration	$ 50,647
Goh Chao Kuang
Related Party Transaction [Line Items]
Directors' remuneration			49,693
Goh Chao Kuang | Scenario Previously Reported
Related Party Transaction [Line Items]
Directors' remuneration		66,136
Hilda Sin Mei Fong
Related Party Transaction [Line Items]
Directors' remuneration		$ 31,659	$ 58,125